Preferred shares (Tables)	12 Months Ended
Dec. 31, 2014
Preferred Shares Tables
Preferred shares outstanding schedule
	# of shares	$ value
As at December 31, 2011 and 2012	10,000,000	$3,489,000
Conversion of Preferred Shares in May 2013	(2,000,000)	(3,256,400)

As at December 31, 2013 and 2014	8,000,000	232,600

Preferred Shares conversion into common shares
	# of Preferred
	Shares	$ value
convertible upon issue effective December 31, 2005	2,000,000	$3,256,400
conditionally convertible on or before December 31, 2015	8,000,000	232,600

	10,000,000	3,489,000

Rights granted to certain of NXT’s
Expected dividends paid per common share	Nil
Expected life in years	1.9
Expected volatility in the price of common shares	62%
Risk free interest rate	1.0%
Weighted average fair value per Right at grant date	$0.60